Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (Employee Stock Option [Member], Common Class A [Member], EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011
Granted - Number	0	500,000	0
Exercised - Number	(750)	0	0
Forfeited - Number	(90,250)	0	(15,750)
Expired - Number	(124,000)	0	(3,425)
Outstanding - Number	1,095,850	1,310,850	810,850				830,025
Exercisable - Number	784,600	743,347	675,844
Share purchase options available for grant - Number	232,428	83,428	83,428
Outstanding - Weighted average exercise price	€ 2.76	€ 2.70	€ 3.18				€ 3.23
Granted - Weighted average exercise price	€ 0		€ 0
Exercized - Weighted average exercise price		€ 0	€ 0
Forfeited - Weighted average exercise price	€ 2.07	€ 0	€ 3.17
Expired - Weighted average exercise price	€ 2.60	€ 0	€ 2.02
Exercisable - Weighted average exercise price	€ 3.09	€ 3.27	€ 3.38
Plan 2 - 2007 [Member]
Granted - Number				504,088
Outstanding - Number	414.588
Granted - Weighted average exercise price		€ 1.91		€ 3.99
Plan 3 - 2010 [Member]
Granted - Number				229,100
Outstanding - Number		149,100
Granted - Weighted average exercise price				€ 2.38
Plan 4 - 2012 [Member]
Granted - Number				500,000
Outstanding - Number	436,250
Granted - Weighted average exercise price				€ 1.91
Exercized - Weighted average exercise price	€ 3.99
Plan 2b - 2007 [Member]
Granted - Number					95,912
Outstanding - Number	95.912
Granted - Weighted average exercise price						€ 1.88